Leases - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 10.0	$ 21.0
Carrying value of lease liabilities	9.9	20.3
Less: current portion of lease liabilities	(8.6)	(9.6)
Non-current portion of lease liabilities	1.3	10.7
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	7.5	10.1
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	2.4	10.8
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0.1	$ 0.1